Fair Value Measurements - Fair Value and Carrying Value of Financial Instruments (Details) - USD ($)	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021
Assets
Debt securities		$ 42,072,000,000		$ 51,453,000,000
Equity securities		359,000,000		257,000,000
Mortgage loans		10,967,000,000		11,482,000,000
Policy loans		4,376,000,000		4,474,000,000
Freestanding derivative instruments		1,270,000,000		1,417,000,000
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock		146,000,000		125,000,000
Cash and cash equivalents		3,934,000,000		1,799,000,000
Reinsurance recoverable on market risk benefits	$ 29,076,000,000	29,076,000,000	$ 32,877,000,000	32,877,000,000	$ 35,156,000,000
Market risk benefit - (assets)	4,865,000,000	4,865,000,000	1,664,000,000	1,664,000,000	690,000,000
Receivables from affiliates		179,000,000		197,000,000
Separate account assets		195,906,000,000		248,949,000,000
Liabilities
Market risk benefit - liabilities	$ 5,662,000,000	5,662,000,000	$ 8,033,000,000	8,033,000,000	$ 10,690,000,000
Reserves for guaranteed investment contracts		1,128,000,000		894,000,000
Trust instruments supported by funding agreements		5,887,000,000		5,986,000,000
FHLB funding agreements		2,004,000,000		1,950,000,000
Funds withheld payable under reinsurance treaties		22,957,000,000		29,007,000,000
Long-term debt		470,000,000		494,000,000
Securities lending payable		33,000,000		14,000,000
Freestanding derivative instruments		2,065,000,000		41,000,000
Repurchase agreements		1,012,000,000		1,572,000,000
Separate account liabilities		195,906,000,000		248,949,000,000
Carrying Value
Assets
Debt securities		42,072,000,000		51,453,000,000
Equity securities		359,000,000		257,000,000
Mortgage loans		11,549,000,000		11,482,000,000
Limited partnerships		2,434,000,000		2,252,000,000
Policy loans		4,376,000,000		4,474,000,000
Freestanding derivative instruments		1,270,000,000		1,417,000,000
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock		146,000,000		125,000,000
Cash and cash equivalents		3,934,000,000		1,799,000,000
Reinsurance recoverable on market risk benefits		221,000,000		383,000,000
Market risk benefit - (assets)		4,865,000,000		1,664,000,000
Receivables from affiliates		179,000,000		197,000,000
Separate account assets		195,906,000,000		248,949,000,000
Liabilities
Annuity reserves		37,143,000,000		37,529,000,000
Market risk benefit - liabilities		5,662,000,000		8,033,000,000
Reserves for guaranteed investment contracts		1,128,000,000		894,000,000
Trust instruments supported by funding agreements		5,887,000,000		5,986,000,000
FHLB funding agreements		2,004,000,000		1,950,000,000
Funds withheld payable under reinsurance treaties		22,957,000,000		29,007,000,000
Long-term debt		470,000,000		494,000,000
Securities lending payable		33,000,000		14,000,000
Freestanding derivative instruments		2,065,000,000		41,000,000
Repurchase agreements		1,012,000,000		1,572,000,000
Separate account liabilities		195,906,000,000		248,949,000,000
Fair Value
Assets
Debt securities		42,072,000,000		51,453,000,000
Equity securities		359,000,000		257,000,000
Mortgage loans		10,841,000,000		11,910,000,000
Limited partnerships		2,434,000,000		2,252,000,000
Policy loans		4,376,000,000		4,474,000,000
Freestanding derivative instruments		1,270,000,000		1,417,000,000
Federal Home Loan Bank of Indianapolis ("FHLBI") capital stock		146,000,000		125,000,000
Cash and cash equivalents		3,934,000,000		1,799,000,000
Reinsurance recoverable on market risk benefits		221,000,000		383,000,000
Market risk benefit - (assets)		4,865,000,000		1,664,000,000
Receivables from affiliates		179,000,000		197,000,000
Separate account assets		195,906,000,000		248,949,000,000
Liabilities
Annuity reserves		32,212,000,000		45,836,000,000
Market risk benefit - liabilities		5,662,000,000		8,033,000,000
Reserves for guaranteed investment contracts		1,099,000,000		923,000,000
Trust instruments supported by funding agreements		5,760,000,000		6,175,000,000
FHLB funding agreements		2,104,000,000		1,938,000,000
Funds withheld payable under reinsurance treaties		22,957,000,000		29,007,000,000
Long-term debt		492,000,000		563,000,000
Securities lending payable		33,000,000		14,000,000
Freestanding derivative instruments		2,065,000,000		41,000,000
Repurchase agreements		1,012,000,000		1,572,000,000
Separate account liabilities		$ 195,906,000,000		$ 248,949,000,000